WARRANTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
WARRANTS.
Schedule of information about warrants to purchase common stock issued and outstanding

		Number of	Exercise
Year Issued	Classification	Warrants	Price	Date of Expiration
2010	Equity	343,931	$5.60	10/26/2017 - 12/03/2017
2010	Equity	253,088	$4.00	10/26/2017 - 12/03/2017
2012	Equity	6,054	$6.64	10/5/2019
2014	Liability	48,507	$0.83	5/9/2019
2016	Equity	2,146,666	$10.00	3/18/2021
Total		2,798,246
Weighted average exercise price			$8.75
Weighted average life in years				2.71

		Number of	Exercise
Year Issued	Classification	Warrants	Price	Date of Expiration
2010	Equity	343,931	$5.60	10/26/2017 - 12/3/2017
2010	Equity	306,838	$4.00	8/30/2017 - 12/3/2017
2012	Equity	6,054	$6.64	10/5/2019
2014	Liability	587,950	$3.87	5/9/2019
2016	Equity	2,146,666	$10.00	3/18/2021
Total		3,391,439
Weighted average exercise price			$7.94
Weighted average life in years				3.24